Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Carrying amount:
As of December 31, 2024	$ 291,449	$ 70,054
As of December 31, 2023	291,449	70,054
Properties [Member]
Carrying amount:
As of December 31, 2024	290,855	69,562
As of December 31, 2023	290,855	69,562
Computer Equipment [Member]
Carrying amount:
As of December 31, 2024	91	122
As of December 31, 2023	91	122
Right-of- use assets [Member]
Carrying amount:
As of December 31, 2024	503	370
As of December 31, 2023	503	370
Property Plant and Equipment Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Cost	71,191	20
Additions	226,717	291
Additions from acquisition of subsidiaries		135,925
Disposal of subsidiaries	(212)	(63,451)
Exchange realignment	1,993	(1,594)
Ending Balance of Cost	299,689	71,191
Property Plant and Equipment Cost [Member] | Properties [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Cost	70,549
Additions	226,165	15
Additions from acquisition of subsidiaries		135,592
Disposal of subsidiaries		(63,444)
Exchange realignment	2,060	(1,614)
Ending Balance of Cost	298,774	70,549
Property Plant and Equipment Cost [Member] | Computer Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Cost	150	20
Additions	8	57
Additions from acquisition of subsidiaries		79
Disposal of subsidiaries		(7)
Exchange realignment	(6)	1
Ending Balance of Cost	152	150
Property Plant and Equipment Cost [Member] | Right-of- use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Cost	492
Additions	544	219
Additions from acquisition of subsidiaries		254
Disposal of subsidiaries	(212)
Exchange realignment	(61)	19
Ending Balance of Cost	763	492
Accumulated Depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Accumulated depreciation	(1,137)	(8)
Charge for the year	(6,730)	(1,766)
Disposal of subsidiaries	145	628
Exchange realignment	(518)	9
Ending Balance of Accumulated depreciation	(8,240)	(1,137)
Accumulated Depreciation [Member] | Properties [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Accumulated depreciation	(987)
Charge for the year	(6,426)	(1,621)
Disposal of subsidiaries		623
Exchange realignment	(506)	11
Ending Balance of Accumulated depreciation	(7,919)	(987)
Accumulated Depreciation [Member] | Computer Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Accumulated depreciation	(28)	(8)
Charge for the year	(31)	(25)
Disposal of subsidiaries		5
Exchange realignment	(2)
Ending Balance of Accumulated depreciation	(61)	(28)
Accumulated Depreciation [Member] | Right-of- use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Accumulated depreciation	(122)
Charge for the year	(273)	(120)
Disposal of subsidiaries	145
Exchange realignment	(10)	(2)
Ending Balance of Accumulated depreciation	$ (260)	$ (122)